Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2017
Summary Of Significant Accounting Policies [Abstract]
Brokerage fee, per annum			4.50%
Administrative fee, percentage per annum, of the average net assets	0.25%
Administrative expenses	$ 328,706	$ 257,957
Administrative expense over 1/4 of 1% per annum	$ 51,312